Debt (Summary of Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 4,500
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	4,500
Credit Facility Maturity		September 2, 2026
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 1,000
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facility Maturity	March 6, 2026
Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.90%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.00%
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.95%
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.00%
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.50%
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.20%
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.90%
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.20%
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.95%
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.25%
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.40%
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.125%
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.125%
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.875%
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.625%
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	6.125%
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.90%
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.25%
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.00%
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.95%
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.80%
Notes Issued Note Twenty One [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.80%
Undrawn Borrowing Facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facility Maturity	September 4, 2030
Top of range [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.00%
Australia [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.50%
Other Countries [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.60%
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.90%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	8.30%